Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 26, 2017
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Dec. 26, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
MProved Systematic Long-Short Fund | Investor Class
Prospectus:
Trading Symbol	MLSJX
MProved Systematic Long-Short Fund | Institutional Class
Prospectus:
Trading Symbol	MLSQX
MProved Systematic Merger Arbitrage Fund | Investor Class
Prospectus:
Trading Symbol	MMAJX
MProved Systematic Merger Arbitrage Fund | Institutional Class
Prospectus:
Trading Symbol	MMAQX
MProved Systematic Multi-Strategy Fund | Investor Class
Prospectus:
Trading Symbol	MMSJX
MProved Systematic Multi-Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	MMSQX